RELATED PARTY TRANSACTIONS - Other agreements (Details) $ / shares in Units, $ in Millions		12 Months Ended
	Oct. 16, 2017 USD ($) $ / shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($) draw	Dec. 31, 2017 USD ($)	Sep. 14, 2020 USD ($)	Sep. 14, 2020 CAD ($)
Disclosure of transactions between related parties [line items]
Borrowings		$ 18,082,000,000	$ 17,300,000,000
Interest expense on borrowings		$ 976,000,000	$ 1,001,000,000	$ 973,000,000
Medium Term Notes
Disclosure of transactions between related parties [line items]
Borrowings, interest rate		3.90%	4.10%
Sudsidiary
Disclosure of transactions between related parties [line items]
First distribution (in USD per share) | $ / shares	$ 0.93
Second distribution (in USD per share) | $ / shares	1.05
Additional distribution (in USD per share) | $ / shares	$ 0.12
Incentive Distribution Right | Sudsidiary
Disclosure of transactions between related parties [line items]
Percentage distribution until further amount distributed	15.00%
Percentage distribution thereafter	25.00%
Share payments			$ 0	0	$ 0
Class A | Sudsidiary
Disclosure of transactions between related parties [line items]
Percentage distribution until further amount distributed	85.00%
Percentage distribution thereafter	75.00%
Secured Revolving Credit Facility | Brookfield Renewable
Disclosure of transactions between related parties [line items]
Borrowings	$ 500,000,000
Borrowings term	3 years
Standby fee rate	0.50%
Proceeds from non-current borrowings			$ 0	$ 0
Secured Revolving Credit Facility | TerraForm Power
Disclosure of transactions between related parties [line items]
Number of draws | draw				2
Proceeds from non-current borrowings				$ 86,000,000
Secured Revolving Credit Facility | LIBOR | Brookfield Renewable
Disclosure of transactions between related parties [line items]
Borrowings, interest rate	3.00%
Series 8 (C$400) | Medium Term Notes
Disclosure of transactions between related parties [line items]
Borrowings		$ 400,000,000				$ 304,000,000	$ 400
Borrowings, interest rate		0.00%	4.80%
Amended Series 8 | LIBOR | Medium Term Notes
Disclosure of transactions between related parties [line items]
Borrowings, adjustment to interest rate basis		1.80%
Unsecured Revolving Credit Facility
Disclosure of transactions between related parties [line items]
Funds placed on deposit		$ 325,000,000
Payments on debt			$ 600,000,000
Interest expense on borrowings		$ 1,000,000	$ 6,000,000